Commitments and Contingencies (Details) - Second Containership $ in Thousands	2 Months Ended	6 Months Ended
	Feb. 28, 2019 USD ($)	Jun. 30, 2019
Property Plant And Equipment [Line Items]
Vessel year built		2011
Vessel capacity in TEU		10,000
Vessel type		Containership
Purchase price	$ 52,500